AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 96.6%
Aerospace & Defense — 3.0%
Boeing Co. (The)*	8,592	$1,040,319
General Dynamics Corp.	111,030	23,557,235
Huntington Ingalls Industries, Inc.	15,783	3,495,934
L3Harris Technologies, Inc.	65,696	13,653,600
Northrop Grumman Corp.	46,243	21,749,008
Raytheon Technologies Corp.	150,332	12,306,178
		75,802,274
Air Freight & Logistics — 0.8%
FedEx Corp.	76,001	11,283,868
United Parcel Service, Inc. (Class B Stock)	58,850	9,506,629
		20,790,497
Airlines — 0.1%
Southwest Airlines Co.*	81,980	2,528,263
Auto Components — 0.5%
Adient PLC*	62,244	1,727,271
Magna International, Inc. (Canada)(a)	241,151	11,435,380
		13,162,651
Automobiles — 0.6%
General Motors Co.	463,820	14,883,984
Banks — 7.1%
Bank of America Corp.	171,635	5,183,377
Citigroup, Inc.	839,439	34,979,423
Citizens Financial Group, Inc.	223,127	7,666,644
Fifth Third Bancorp	66,433	2,123,199
Huntington Bancshares, Inc.	412,119	5,431,728
JPMorgan Chase & Co.	370,197	38,685,586
M&T Bank Corp.	77,817	13,720,693
PNC Financial Services Group, Inc. (The)	109,852	16,414,086
Royal Bank of Canada (Canada)	102,881	9,262,902
Truist Financial Corp.	328,077	14,284,473
Wells Fargo & Co.	816,744	32,849,444
		180,601,555
Beverages — 1.3%
Coca-Cola Co. (The)	72,224	4,045,988
Diageo PLC (United Kingdom)	257,852	10,853,901
Keurig Dr. Pepper, Inc.	225,688	8,084,144
PepsiCo, Inc.	54,330	8,869,916
		31,853,949
Biotechnology — 0.3%
AbbVie, Inc.	48,547	6,515,493
Building Products — 1.4%
Johnson Controls International PLC	461,044	22,692,586
Masco Corp.(a)	100,337	4,684,734
Trane Technologies PLC	52,799	7,645,823
		35,023,143
	Shares	Value
Common Stocks (continued)
Capital Markets — 6.0%
Ares Management Corp. (Class A Stock)	220,380	$13,652,541
Bank of New York Mellon Corp. (The)	297,317	11,452,651
BlackRock, Inc.	18,005	9,907,791
Blackstone, Inc.(a)	114,417	9,576,703
Charles Schwab Corp. (The)	26,573	1,909,802
Credit Suisse Group AG (Switzerland), ADR(a)	696,374	2,729,786
Goldman Sachs Group, Inc. (The)	87,606	25,672,938
KKR & Co., Inc.	98,643	4,241,649
Moody’s Corp.	21,400	5,202,554
Morgan Stanley	454,126	35,880,495
Nasdaq, Inc.	277,143	15,708,465
Raymond James Financial, Inc.	81,741	8,077,646
State Street Corp.	171,811	10,447,827
		154,460,848
Chemicals — 2.9%
Celanese Corp.	46,117	4,166,210
CF Industries Holdings, Inc.	49,195	4,735,019
DuPont de Nemours, Inc.	171,121	8,624,498
International Flavors & Fragrances, Inc.	96,818	8,793,979
LyondellBasell Industries NV (Class A Stock)	115,248	8,675,869
Olin Corp.	142,200	6,097,536
PPG Industries, Inc.	201,959	22,354,842
RPM International, Inc.	39,425	3,284,497
Sherwin-Williams Co. (The)	38,488	7,880,418
		74,612,868
Commercial Services & Supplies — 0.1%
Stericycle, Inc.*(a)	54,975	2,314,997
Communications Equipment — 1.7%
Cisco Systems, Inc.	473,429	18,937,160
F5, Inc.*	117,619	17,022,998
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,255,258	7,205,181
		43,165,339
Consumer Finance — 0.6%
American Express Co.	86,448	11,662,700
Capital One Financial Corp.	27,400	2,525,458
		14,188,158
Containers & Packaging — 0.4%
International Paper Co.	334,957	10,618,137
Diversified Financial Services — 0.8%
Corebridge Financial, Inc.*(a)	138,500	2,727,065
Equitable Holdings, Inc.	647,361	17,057,962
		19,785,027
Electric Utilities — 4.3%
American Electric Power Co., Inc.	175,554	15,176,643
Duke Energy Corp.	251,477	23,392,391
Entergy Corp.	25,414	2,557,411
Exelon Corp.	350,598	13,133,401
NextEra Energy, Inc.	138,454	10,856,178
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
PPL Corp.	477,308	$12,099,758
Southern Co. (The)	441,058	29,991,944
Xcel Energy, Inc.	60,083	3,845,312
		111,053,038
Electrical Equipment — 1.2%
Eaton Corp. PLC	168,844	22,517,036
Hubbell, Inc.	37,527	8,368,521
		30,885,557
Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	489,736	14,212,139
TE Connectivity Ltd. (Switzerland)	170,922	18,862,952
		33,075,091
Energy Equipment & Services — 0.8%
Baker Hughes Co.(a)	95,118	1,993,673
Halliburton Co.	140,685	3,463,665
NOV, Inc.(a)	650,509	10,525,235
Schlumberger NV	101,442	3,641,768
		19,624,341
Entertainment — 0.7%
Walt Disney Co. (The)*	90,832	8,568,183
Warner Bros Discovery, Inc.*(a)	849,674	9,771,251
		18,339,434
Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	59,927	11,037,954
Crown Castle, Inc.(a)	60,147	8,694,249
Equinix, Inc.	6,773	3,852,753
Gaming & Leisure Properties, Inc.	276,486	12,231,741
Prologis, Inc.	18,418	1,871,269
Public Storage	11,019	3,226,473
Welltower, Inc.(a)	166,234	10,692,171
Weyerhaeuser Co.	253,029	7,226,508
		58,833,118
Food & Staples Retailing — 0.4%
Walmart, Inc.	80,298	10,414,651
Food Products — 1.9%
Archer-Daniels-Midland Co.	147,909	11,899,279
Conagra Brands, Inc.	259,374	8,463,374
Kellogg Co.(a)	120,572	8,399,045
Mondelez International, Inc. (Class A Stock)	182,232	9,991,781
Nestle SA	100,507	10,870,568
		49,624,047
Gas Utilities — 0.4%
Atmos Energy Corp.(a)	108,601	11,061,012
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	105,674	10,225,016
Baxter International, Inc.	145,019	7,810,724
Becton, Dickinson & Co.	86,370	19,245,827
Boston Scientific Corp.*	216,249	8,375,324
Hologic, Inc.*	52,687	3,399,365
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	385,252	$31,109,099
Zimmer Biomet Holdings, Inc.	119,144	12,456,505
		92,621,860
Health Care Providers & Services — 4.6%
Cigna Corp.	125,219	34,744,516
CVS Health Corp.	131,649	12,555,365
Elevance Health, Inc.	82,017	37,255,402
HCA Healthcare, Inc.	36,061	6,627,651
McKesson Corp.	34,923	11,869,280
UnitedHealth Group, Inc.	27,127	13,700,220
		116,752,434
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.*	2,324	3,818,820
Las Vegas Sands Corp.*(a)	85,699	3,215,427
Marriott International, Inc. (Class A Stock)	57,707	8,087,059
Starbucks Corp.	61,154	5,152,836
		20,274,142
Household Durables — 0.3%
Lennar Corp. (Class A Stock)(a)	115,942	8,643,476
Household Products — 1.2%
Kimberly-Clark Corp.	173,834	19,563,278
Procter & Gamble Co. (The)	62,468	7,886,585
Reckitt Benckiser Group PLC (United Kingdom)	64,777	4,293,517
		31,743,380
Industrial Conglomerates — 3.0%
General Electric Co.	603,605	37,369,185
Honeywell International, Inc.	151,303	25,263,062
Siemens AG (Germany)	29,438	2,877,355
Siemens AG (Germany), ADR	221,894	10,861,711
		76,371,313
Insurance — 6.3%
American International Group, Inc.	573,921	27,249,769
Aon PLC (Class A Stock)	70,264	18,821,618
Chubb Ltd.	217,683	39,592,184
Hartford Financial Services Group, Inc. (The)	192,078	11,897,311
Marsh & McLennan Cos., Inc.	114,922	17,156,705
MetLife, Inc.	284,749	17,307,044
Progressive Corp. (The)	150,708	17,513,777
Travelers Cos., Inc. (The)	84,227	12,903,577
		162,441,985
Interactive Media & Services — 0.5%
Alphabet, Inc. (Class A Stock)*	51,300	4,906,845
Alphabet, Inc. (Class C Stock)*	38,676	3,718,697
Meta Platforms, Inc. (Class A Stock)*	30,911	4,194,005
		12,819,547
IT Services — 1.7%
Accenture PLC (Class A Stock)	55,813	14,360,685

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Amdocs Ltd.	35,326	$2,806,651
Euronet Worldwide, Inc.*(a)	85,959	6,512,254
Fidelity National Information Services, Inc.	101,432	7,665,216
Fiserv, Inc.*	135,700	12,697,449
		44,042,255
Life Sciences Tools & Services — 1.0%
Danaher Corp.	26,073	6,734,395
Thermo Fisher Scientific, Inc.	37,006	18,769,073
		25,503,468
Machinery — 2.4%
CNH Industrial NV (United Kingdom)(a)	616,298	6,884,049
Cummins, Inc.	87,539	17,815,062
Illinois Tool Works, Inc.(a)	60,587	10,945,041
Otis Worldwide Corp.	33,331	2,126,518
PACCAR, Inc.	137,537	11,510,471
Stanley Black & Decker, Inc.	146,160	10,992,694
		60,273,835
Media — 2.1%
Charter Communications, Inc. (Class A Stock)*(a)	23,978	7,273,726
Comcast Corp. (Class A Stock)	1,377,050	40,388,876
News Corp. (Class A Stock)	392,396	5,929,104
		53,591,706
Metals & Mining — 0.3%
Rio Tinto PLC (Australia), ADR(a)	156,248	8,603,015
Multiline Retail — 0.4%
Kohl’s Corp.	60,041	1,510,031
Target Corp.	65,164	9,669,686
		11,179,717
Multi-Utilities — 1.7%
Ameren Corp.	65,358	5,264,587
Dominion Energy, Inc.	215,480	14,891,823
Sempra Energy	149,683	22,443,469
		42,599,879
Oil, Gas & Consumable Fuels — 7.1%
APA Corp.	290,830	9,943,478
ConocoPhillips	433,548	44,369,302
Coterra Energy, Inc.(a)	521,894	13,631,871
EOG Resources, Inc.	185,345	20,708,597
Exxon Mobil Corp.	77,758	6,789,051
Hess Corp.	68,770	7,495,242
Marathon Oil Corp.	399,361	9,017,572
Murphy Oil Corp.	133,254	4,686,543
Ovintiv, Inc.	82,200	3,781,200
Phillips 66	83,761	6,761,188
Pioneer Natural Resources Co.	55,983	12,121,999
Shell PLC (Netherlands), ADR	198,396	9,872,185
Suncor Energy, Inc. (Canada)	141,257	3,976,385
TC Energy Corp. (Canada) (NYSE)(a)	210,901	8,497,201
TC Energy Corp. (Canada) (TSX)(a)	208,653	8,404,425
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France), ADR	273,675	$12,731,361
		182,787,600
Personal Products — 0.9%
Unilever PLC (United Kingdom), ADR(a)	530,332	23,249,755
Pharmaceuticals — 7.6%
AstraZeneca PLC (United Kingdom), ADR	177,763	9,748,523
Bristol-Myers Squibb Co.	56,341	4,005,282
Elanco Animal Health, Inc.*	238,248	2,956,658
Eli Lilly & Co.	44,603	14,422,380
GSK PLC, ADR(a)	81,514	2,398,957
Johnson & Johnson	368,845	60,254,519
Merck & Co., Inc.	451,035	38,843,134
Pfizer, Inc.	1,099,104	48,096,791
Roche Holding AG	37,181	12,103,634
Sanofi (France), ADR	66,702	2,536,010
		195,365,888
Professional Services — 0.3%
Equifax, Inc.	51,212	8,779,273
Road & Rail — 1.0%
Canadian National Railway Co. (Canada) (NYSE)	42,630	4,603,614
Canadian National Railway Co. (Canada) (TSX)	73,602	7,948,707
Union Pacific Corp.	70,056	13,648,310
		26,200,631
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	130,901	18,239,745
Applied Materials, Inc.	22,843	1,871,527
Broadcom, Inc.	18,406	8,172,448
KLA Corp.	26,878	8,134,089
NXP Semiconductors NV (China)	106,112	15,652,581
QUALCOMM, Inc.	157,050	17,743,509
Texas Instruments, Inc.	197,711	30,601,709
		100,415,608
Software — 1.5%
Microsoft Corp.	95,135	22,156,942
Oracle Corp.	255,260	15,588,728
		37,745,670
Specialty Retail — 2.3%
Best Buy Co., Inc.(a)	56,751	3,594,608
Home Depot, Inc. (The)	38,701	10,679,154
Lowe’s Cos., Inc.	125,903	23,645,843
TJX Cos., Inc. (The)	318,099	19,760,310
		57,679,915
Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp.*	72,100	2,346,855
Tobacco — 0.9%
Philip Morris International, Inc.	265,651	22,051,689

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom), ADR(a)	528,544	$5,988,403

Total Common Stocks (cost $2,597,338,541)		2,473,290,771
Exchange-Traded Funds — 2.7%
iShares MSCI USA Value Factor ETF	270,804	22,168,016
iShares Russell 1000 Value ETF	174,164	23,684,562
SPDR Portfolio S&P 500 Value ETF	699,930	24,140,586

Total Exchange-Traded Funds (cost $85,252,293)		69,993,164
Preferred Stocks — 0.1%
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	20,784	979,758
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	4,070	85,103

Total Preferred Stocks (cost $1,253,978)		1,064,861

Total Long-Term Investments (cost $2,683,844,812)		2,544,348,796
Short-Term Investments — 6.5%
Affiliated Mutual Fund — 5.9%
PGIM Institutional Money Market Fund (cost $152,414,533; includes $152,054,617 of cash collateral for securities on loan)(b)(we)	152,519,948	152,413,184
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (Institutional Shares)	14,408,689	14,408,689
(cost $14,408,689)

Total Short-Term Investments (cost $166,823,222)		166,821,873

TOTAL INVESTMENTS—105.9% (cost $2,850,668,034)		2,711,170,669

Liabilities in excess of other assets — (5.9)%		(149,985,964)

Net Assets — 100.0%		$2,561,184,705

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TSX	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,774,874; cash collateral of $152,054,617 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4